Commitments and Contingencies - Additional Information - Navion Hispania (Detail) (Teekay Offshore [Member])	1 Months Ended		3 Months Ended				6 Months Ended
	Nov. 30, 2007 USD ($)	Nov. 30, 2007 NOK	Dec. 31, 2013 USD ($)	Dec. 31, 2013 NOK	Jun. 30, 2013 USD ($)	Jun. 30, 2013 NOK	Jun. 30, 2014 USD ($)
Long-term Purchase Commitment [Line Items]
Plaintiffs sought for damages	$ 34,700,000	213,000,000				213,000,000
Loss contingency, interest accrual				4,000,000		66,000,000
Loss contingency, legal costs accrual				3,400,000		11,000,000
Liability recognized in legal costs			35,300,000	216,400,000.0	47,300,000	290,000,000.0	0
Total liability			47,900,000	294,000,000.0
Accounts receivable				213,000,000